Commitments and Contingencies (Additional Information) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2013	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Royalty expenses		$ 100,000	$ 0	$ 300,000	$ 26,000
Finance lease liabilities				$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Liability, Noncurrent		Derivative Liability, Noncurrent
Lease Expense		$ 300,000	300,000	$ 1,000,000	1,100,000
Additional ROU assets		2,049,000		2,225,000	2,943,000	$ 2,500,000
Corresponding lease liabilities		1,327,000		1,523,000	2,237,000	$ 2,500,000
GLOPERBA [Member]
Commitments and Contingencies [Line Items]
Due From Related Party				500,000
Former Employee [Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment				3,500,000
Former Employee One[Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment				$ 2,500,000
Epoladerm [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale				6.00%
Probudur [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale				6.00%
Envelta [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale				6.00%
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		700,000	2,300,000	$ 9,900,000	8,500,000
Accrued royalty payables		$ 3,800,000		4,000,000	2,400,000
Agreement maturity date	Oct. 02, 2028
Agreement maturity renewal description	The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon six months’ written notice.	The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon six-months’ written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	35.00%
Product Development Agreement [Member] | Scilex Pharma [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		$ 900,000	$ 2,400,000	$ 8,300,000	$ 8,300,000
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term		2 years 6 months		2 years 9 months 18 days
Operating lease, lease term		3 years		3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, lease term		5 years		5 years